First Allmerica Financial Life Insurance Company	allmericafinancial.com
440 Lincoln Street	* 800.828.2752 –	Allmerica Value Generation
Worcester, MA 01653	* 800.782.8321 –	Directed Advisory Solutions
508-855-1000 – phone	* 800.533.7881 –	Exec Annuity Plus,
Allmerica Advantage,
Immediate Variable Annuity,
Allmerica Premier Choice

SEMI-ANNUAL REPORT –6/30/2008

FOR CONTRACT HOLDERS OF:	EXEC ANNUITY PLUS, ALLMERICA ADVANTAGE, IMMEDIATE VARIABLE ANNUITY, ALLMERICA PREMIER CHOICE, DIRECTEDADVISORYSOLUTIONS AND ALLMERICA VALUE GENERATION

September 16, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Separate Account VA-K 1940 Act Registration Number: 811-8114 1933 Act Registration Numbers: 33-71052, 333-81859, 333-38276, 333-90545, 333-87105 CIK: 0000914284 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-K, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	August 28, 2008
AIM Variable Insurance Funds	896435	August 25, 2008
AllianceBernstein Variable Products Series Fund, Inc.	825316	August 25, 2008
Delaware VIP Trust	814230	August 21, 2008
DWS Investments VIT Funds	1006373	August 21, 2008 August 21, 2008
DWS Variable Series II	810573	August 26, 2008
Eaton Vance Variable Trust	1121746	August 22, 2008
Fidelity Variable Insurance Products Fund	356494	August 28, 2008
Fidelity Variable Insurance Products Fund II	831016	August 25, 2008
Fidelity Variable Insurance Products Fund III	927384	August 28, 2008
Franklin Templeton Variable Insurance Products Trust	837274	August 27, 2008 August 27, 2008 August 27, 2008
Janus Aspen Series	906185	August 27, 2008
MFS® Variable Insurance TrustSM	918571	September 8, 2008
Oppenheimer Variable Account Funds	752737	August 26, 2008
Pioneer Variable Contracts Trust	930709	August 26, 2008
T. Rowe Price International Series, Inc.	918292	August 27, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel

and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772

Signing on behalf of First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007